Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - shares		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Weighted average number of ordinary shares outstanding diluted	[1],[2],[3],[4]	74,634,287	34,406,330	32,169,820

[1]	The basic weighted average ordinary share outstanding also includes share warrants to subscribe for 17,964,879 Class A ordinary shares as the share warrants accord the holders with all rights and obligations attached to the Class A ordinary shares, as if such warrant holders had exercised the warrants and been duly registered as shareholders of the Company. See Note 16.
[2]	According to the M&A, Class A and Class B ordinary shares shall rank pari passu and have the same rights, preferences, privileges and restrictions, except for the voting rights, where each share of Class B ordinary shares shall have 15 votes and each share of Class A ordinary shares shall have one vote, and the conversion rights, where each share of Class B ordinary shares shall be convertible into one share of Class A ordinary shares, whereas Class A ordinary shares are not convertible into Class B ordinary shares. As such, the weighted average ordinary shares outstanding represents the combined number of Class A and Class B ordinary shares.
[3]	After giving retrospective effects of recapitalization due to reverse acquisition effective December 23, 2022.
[4]	After giving retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022. See Note 4